Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Balances and Transactions
Schedule of Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Beijing Yihang Intelligent Technology Co., Ltd. (“Beijing Yihang”)	Affiliate
Neolix Technologies Co., Ltd. (“Neolix Technologies”)	Affiliate
Airx (Beijing) Technology Co., Ltd. (“Airx”)	Affiliate
Beijing Judianchuxing Technology Limited (“Beijing Judianchuxing”)	Affiliate
Beijing Sankuai Online Technology Co., Ltd. (“Beijing Sankuai ”)	Controlled by Principal Shareholder
Suzhou Yihang Intelligent Technology Co., Ltd. (“Suzhou Yihang”)	Affiliate
Changzhou Huixiang New Energy Auto Parts Co., Ltd. (“Changzhou Huixiang”)	Affiliate

30. Related Party Balances and Transactions (Continued)

The Group entered into the following significant related party transactions:

	For the Year Ended December 31,
	2019	2020	2021
Purchase materials from Beijing Yihang	6,914	58,361	31,692
Purchase R&D service from Beijing Yihang	25,106	4,368	12,176
Purchase R&D service from Suzhou Yihang	—	—	3,772
Purchase service from Beijing Sankuai	—	—	969
Purchase equipment and installation service from Airx	1,994	—	—
Sales of battery packs and materials to Neolix Technologies	1,943	—	—

The Group had the following significant related party balances:

	As of December 31,
	2020	2021
Due from Neolix Technologies	678	678
Due from Beijing Yihang	—	334
Total	678	1,012

	As of December 31,
	2020	2021
Due to Changzhou Huixiang (See Note 13)	—	30,000
Due to Beijing Yihang	19,183	7,102
Due to Beijing Sankuai	—	330
Due to Airx	23	23
Total	19,206	37,455